Provisions for Retirement Benefit Obligations - Breakdown of expense recognized for the period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Provisions for Retirement Benefit Obligations
Service cost for the period	€ (237)	€ (224)	€ (202)
Interest cost for the period	(14)	(5)	(8)
Benefits for the period	21	29
Total	€ (230)	€ (200)	€ (209)